Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock, net of Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2014	$ 10	$ 255,505	$ 574,601	$ (51,989)	$ 778,127
Balance (in shares) at Dec. 31, 2014	96,046,554
Changes in Stockholders' Equity
Stock-based compensation expense		9,835			9,835
Payment of withholding taxes on vested restricted stock awards and options exercised		(2,508)			(2,508)
Payment of withholding taxes on vested restricted stock awards and options exercised (in shares)	155,283
Exercise of stock options		896			896
Exercise of stock options (in shares)	91,256
Excess tax benefit from stock-based compensation		1,649			1,649
Employee Stock Purchase Plan		843			843
Employee Stock Purchase Plan (in shares)	34,413
Dividends declared			(38,681)		(38,681)
Net income			106,386		106,386
Pension and postretirement plan adjustments, net of tax of $4,459, $1,493 and $6,852 in 2017, 2016 and 2015, respectively				(11,267)	(11,267)
Balance at Dec. 31, 2015	$ 10	266,220	642,306	(63,256)	845,280
Balance (in shares) at Dec. 31, 2015	96,327,506
Changes in Stockholders' Equity
Stock-based compensation expense		8,938			8,938
Payment of withholding taxes on vested restricted stock awards and options exercised		(810)			(810)
Payment of withholding taxes on vested restricted stock awards and options exercised (in shares)	149,411
Exercise of stock options		858			858
Exercise of stock options (in shares)	100,367
Excess tax deficiency from stock-based compensation		(207)			(207)
Employee Stock Purchase Plan		971			971
Employee Stock Purchase Plan (in shares)	62,636
Dividends declared			(38,890)		(38,890)
Net income			86,252		86,252
Pension and postretirement plan adjustments, net of tax of $4,459, $1,493 and $6,852 in 2017, 2016 and 2015, respectively				2,489	2,489
Foreign currency translation adjustment				(551)	(551)
Balance at Dec. 31, 2016	$ 10	275,970	689,668	(61,318)	$ 904,330
Balance (in shares) at Dec. 31, 2016	96,639,920				96,639,920
Changes in Stockholders' Equity
Stock-based compensation expense		14,910			$ 14,910
Payment of withholding taxes on vested restricted stock awards and options exercised		(1,884)			(1,884)
Payment of withholding taxes on vested restricted stock awards and options exercised (in shares)	176,444
Exercise of stock options		1,686			1,686
Exercise of stock options (in shares)	180,643
Employee Stock Purchase Plan		947			947
Employee Stock Purchase Plan (in shares)	46,743
Dividends declared			(39,110)		(39,110)
Net income			243,503		243,503
Pension and postretirement plan adjustments, net of tax of $4,459, $1,493 and $6,852 in 2017, 2016 and 2015, respectively				12,259	12,259
Foreign currency translation adjustment				373	373
Balance at Dec. 31, 2017	$ 10	$ 291,629	$ 894,061	$ (48,686)	$ 1,137,014
Balance (in shares) at Dec. 31, 2017	97,043,750				97,043,750